Annual Fund Operating Expenses - Invesco International Developed Dynamic Multifactor ETF - ETF	Dec. 17, 2021
Operating Expenses:
Management Fees	0.34%
Other Expenses	none
Total Annual Fund Operating Expenses	0.34%